Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Anniversaries	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of options exercised		$ 4.3	$ 7.6
Total aggregate intrinsic value of options	27.0
Total aggregate intrinsic value of option exercisable	13.8
Grant date fair value of options granted	$ 15.03	$ 11.40	$ 15.37
Compensation expenses for stock options	8.6	9.9	9.9
Number of anniversaries of grant date upon which restricted stock units vest	3
AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of annual incentive award payment participant can elect to defer	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333
Eligible age of officer for LTIP restricted stock award	55
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments in which restricted stock units vest and are converted to common stock	3
Compensation expense	32.6	34.2	31.6
Total fair value of shares, vested	34.1	33.1	29.3
Unrecognized compensation expense related to stock	29.4
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	6.3	6.6	7.4
Total fair value of shares, vested	5.7	6.0	7.3
Unrecognized compensation expense related to stock	$ 0.6
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 8 months 12 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10 years